Summary of RSU and PSU Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	901,773
Granted	247,992
Shares vested	(311,492)
Forfeited	(7,750)
Outstanding at ending of period	830,523	901,773
Weighted Average Fair Value
Outstanding at beginning of period	$ 48.33
Granted	71.58
Shares vested	33.09
Forfeited	56.58
Outstanding at end of period	$ 60.73	$ 48.33
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 1 month 10 days	1 year 2 months 19 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,067,613
Granted	391,196
Shares vested	(300,019)
Forfeited	(133,306)
Outstanding at ending of period	1,025,484	1,067,613
Weighted Average Fair Value
Outstanding at beginning of period	$ 48.30
Granted	67.45
Shares vested	36.13
Forfeited	52.36
Outstanding at end of period	$ 58.64	$ 48.30
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 4 months 24 days	1 year 5 months 23 days